Schedule of Investments (unaudited) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 2.37%, 10/21/28(a)(b)	$500	$499,672
Allegro CLO VI Ltd.(a)(b)
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.50%), 1.72%, 01/17/31	360	360,351
Series 2017-2A, Class C, (3 mo. LIBOR US + 1.80%), 2.02%, 01/17/31	2,400	2,398,046
Allegro CLO X Ltd., Series 2019-1A, Class C, (3 mo. LIBOR US + 2.75%), 2.97%, 04/20/32(a)(b)	500	500,059
ALM VII R Ltd.(a)(b)
Series 2013-7R2A, Class A2R2, (3 mo. LIBOR US + 1.65%), 1.89%, 10/15/27	750	751,118
Series 2013-7R2A, Class BR2, (3 mo. LIBOR US + 2.20%), 2.44%, 10/15/27	400	399,271
American Airlines Group, Inc., 5.18%, 08/15/23(c)	1,598	1,568,054
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.37%, 10/13/30	1,000	998,598
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.07%, 01/28/31	1,000	993,395
Anchorage Capital CLO R Ltd., Series 2014-3RA, Class D, (3 mo. LIBOR US + 2.60%), 2.82%, 01/28/31(a)(b)	1,000	973,556
Apidos CLO XV, Series 2013-15A, Class DRR, (3 mo. LIBOR US + 2.70%), 2.92%, 04/20/31(a)(b)	1,000	973,721
Apidos CLO XX, Series 2015-20A, Class BRR, (3 mo. LIBOR US + 1.95%), 2.17%, 07/16/31(a)(b)	1,000	1,000,251
Ares XLIX CLO Ltd., Series 2018-49A, Class D, (3 mo. LIBOR US + 3.00%), 3.22%, 07/22/30(a)(b)	1,000	990,390
ARES XLVII CLO Ltd., Series 2018-47A, Class D, (3 mo. LIBOR US + 2.70%), 2.94%, 04/15/30(a)(b)	1,500	1,460,010
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3 mo. LIBOR US + 1.80%), 2.02%, 07/20/30(a)(b)	500	498,003
Ares XXXVII CLO Ltd.(a)(b)
Series 2015-4A, Class A3R, (3 mo. LIBOR US + 1.50%), 1.74%, 10/15/30	1,000	996,949
Series 2015-4A, Class BR, (3 mo. LIBOR US + 1.80%), 2.04%, 10/15/30	1,750	1,747,146
Atlas Senior Loan Fund VII Ltd.(a)(b)
Series 2016-7A, Class A1R, (3 mo. LIBOR US + 1.28%), 1.47%, 11/27/31	1,987	1,987,789
Series 2016-7A, Class B1R, (3 mo. LIBOR US + 1.80%), 1.99%, 11/27/31	550	550,150
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3 mo. LIBOR US + 1.18%), 1.40%, 10/24/31(a)(b)	400	400,560
Atrium XV, Series 15A, Class C, (3 mo. LIBOR US + 2.20%), 2.42%, 01/23/31(a)(b)	250	250,304
Benefit Street Partners Clo XII Ltd., Series 2017-12A, Class B, (3 mo. LIBOR US + 2.00%), 2.24%, 10/15/30(a)(b)	1,000	999,001
Canyon CLO Ltd., Series 2020-3A, Class C, (3 mo. LIBOR US + 2.50%), 2.73%, 01/15/34(a)(b)	500	502,192
CarVal CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.11%, 07/16/31(a)(b)	500	497,070
Cedar Funding VI CLO Ltd., Series 2016-6A, Class BR, (3 mo. LIBOR US + 1.60%), 1.82%, 10/20/28(a)(b)	250	250,445

Security	Par (000)	Value

Asset-Backed Securities (continued)
Cent CLO Ltd., Series C17A, Class BR, (3 mo. LIBOR US + 1.85%), 2.06%, 04/30/31(a)(b)	$1,000	$998,606
CIFC Funding II Ltd.(a)(b)
Series 2013-2A, Class A3LR, (3 mo. LIBOR US + 1.95%), 2.18%, 10/18/30	1,000	998,767
Series 2013-2A, Class B1LR, (3 mo. LIBOR US + 3.05%), 3.28%, 10/18/30	1,000	978,360
CIFC Funding Ltd.(a)(b)
Series 2014-4RA, Class A2, (3 mo. LIBOR US + 1.65%), 1.87%, 10/17/30	600	598,077
Series 2014-4RA, Class B, (3 mo. LIBOR US + 2.20%), 2.42%, 10/17/30	400	399,401
Series 2018-1A, Class C, (3 mo. LIBOR US + 1.75%), 1.97%, 04/18/31	1,000	1,001,226
Series 2018-1A, Class D, (3 mo. LIBOR US + 2.65%), 2.87%, 04/18/31	1,200	1,175,657
Elevation CLO Ltd., Series 2017-7A, Class C, (3 mo. LIBOR US + 1.90%), 2.14%, 07/15/30(a)(b)	1,500	1,473,217
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3 mo. LIBOR US + 2.60%), 2.82%, 04/20/31(a)(b)	1,000	980,355
Greenwood Park CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.50%), 2.74%, 04/15/31(a)(b)	1,000	968,444
Highbridge Loan Management Ltd.(a)(b)
Series 12A-18, Class B, (3 mo. LIBOR US + 1.85%), 2.07%, 07/18/31	1,250	1,246,277
Series 4A-2014, Class A2R, (3 mo. LIBOR US + 1.50%), 1.72%, 01/28/30	650	647,645
Series 6A-2015, Class BR, (3 mo. LIBOR US + 1.75%), 1.95%, 02/05/31	1,500	1,500,876
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.92%, 01/17/30(a)(b)	1,000	998,554
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, (3 mo. LIBOR US + 1.90%), 2.12%, 04/19/30(a)(b)	1,000	998,694
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 2.41%, 01/27/26(a)(b)	2,000	1,998,416
Madison Park Funding XXVII Ltd.(a)(b)
Series 2018-27A, Class B, (3 mo. LIBOR US + 1.80%), 2.02%, 04/20/30	1,000	998,932
Series 2018-27A, Class C, (3 mo. LIBOR US + 2.60%), 2.82%, 04/20/30	1,000	964,047
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3 mo. LIBOR US + 1.50%), 1.72%, 12/18/30(a)(b)	1,000	1,001,001
MP CLO III Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 2.00%), 2.22%, 10/20/30(a)(b)	1,000	989,444
Neuberger Berman CLO XV, Series 2013-15A, Class CR, (3 mo. LIBOR US + 2.05%), 2.29%, 10/15/29(a)(b)	1,000	997,931
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR2, (3 mo. LIBOR US + 3.00%), 3.22%, 10/21/30(a)(b)	2,700	2,660,624
Neuberger Berman CLO XXI Ltd.(a)(b)
Series 2016-21A, Class CR, (3 mo. LIBOR US + 1.60%), 1.82%, 04/20/27	1,000	996,722
Series 2016-21A, Class DR, (3 mo. LIBOR US + 2.40%), 2.62%, 04/20/27	1,000	975,706

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XXII Ltd.(a)(b)
Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.87%, 10/17/30	$400	$400,888
Series 2016-22A, Class CR, (3 mo. LIBOR US + 2.20%), 2.42%, 10/17/30	1,000	1,001,307
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class CR, (3 mo. LIBOR US + 2.15%), 2.37%, 10/17/27(a)(b)	500	499,188
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.39%, 10/18/30	2,000	2,000,565
Series 2017-26A, Class B, (3 mo. LIBOR US + 1.50%), 1.72%, 10/18/30	1,000	998,379
Series 2017-26A, Class C, (3 mo. LIBOR US + 1.75%), 1.97%, 10/18/30	1,500	1,497,699
Series 2018-27A, Class D, (3 mo. LIBOR US + 2.60%), 2.84%, 01/15/30	1,000	977,770
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class C, (3 mo. LIBOR US + 2.20%), 2.42%, 12/12/30(a)(b)	300	300,323
OCP CLO Ltd.(a)(b)
Series 2014-6A, Class BR, (3 mo. LIBOR US + 2.15%), 2.38%, 10/17/30	500	500,298
Series 2015-10A, Class CR, (3 mo. LIBOR US + 2.60%), 2.82%, 10/26/27	600	597,882
Series 2016-11A, Class BR, (3 mo. LIBOR US + 2.45%), 2.67%, 10/26/30	1,500	1,501,135
Series 2016-12A, Class BR, (3 mo. LIBOR US + 2.20%), 2.42%, 10/18/28	1,000	1,000,415
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 2.13%, 11/20/30	1,000	999,714
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.85%), 3.09%, 07/15/30(a)(b)	500	485,489
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (3 mo. LIBOR US + 1.40%), 1.62%, 01/20/30(a)(b)	1,000	999,977
Octagon Investment Partners Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.75%), 2.97%, 01/20/31(a)(b)	1,000	969,451
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3 mo. LIBOR US + 1.40%), 1.62%, 01/25/31	1,000	996,472
Series 2013-1A, Class CR2, (3 mo. LIBOR US + 1.70%), 1.92%, 01/25/31	1,000	998,971
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, (3 mo. LIBOR US + 1.90%), 2.12%, 01/22/30(a)(b)	900	898,576
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (3 mo. LIBOR US + 2.90%), 3.12%, 07/23/30(a)(b)	600	594,596
OHA Loan Funding Ltd., Series 2015-1A, Class DR2, (3 mo. LIBOR US + 4.00%), 4.19%, 11/15/32(a)(b)	1,000	1,006,477
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 2.12%, 01/20/31(a)(b)	1,800	1,801,066

Security	Par (000)	Value

Asset-Backed Securities (continued)
Palmer Square CLO Ltd.(a)(b)
Series 2013-2A, Class A2RR, (3 mo. LIBOR US + 1.75%), 1.97%, 10/17/31	$650	$651,066
Series 2013-2A, Class BRR, (3 mo. LIBOR US + 2.20%), 2.42%, 10/17/31	750	750,796
Series 2013-2A, Class CRR, (3 mo. LIBOR US + 3.20%), 3.42%, 10/17/31	250	249,352
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 1.67%, 04/18/31	1,500	1,501,091
Series 2019-1A, Class C, (3 mo. LIBOR US + 3.75%), 3.94%, 11/14/32	1,000	1,005,410
Park Avenue Institutional Advisers CLO Ltd.,
Series 2019-1A, Class C, (3 mo. LIBOR US + 3.85%), 4.04%, 05/15/32(a)(b)	1,500	1,500,369
Regatta VII Funding Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.75%), 2.94%, 12/20/28(a)(b)	500	493,014
Regatta XVI Funding Ltd.(a)(b)
Series 2019-2A, Class C, (3 mo. LIBOR US + 2.70%), 2.94%, 01/15/33	1,000	1,005,465
Series 2019-2A, Class D, (3 mo. LIBOR US + 3.90%), 4.14%, 01/15/33	1,000	1,008,079
Rockford Tower CLO Ltd.(a)(b)
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.41%, 10/20/30	2,000	2,000,501
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.87%, 10/20/30	1,000	984,935
RR Ltd., Series 2018-5A, Class C, (3 mo. LIBOR US + 3.10%), 3.34%, 10/15/31(a)(b)	650	650,077
Sound Point Clo XXI Ltd., Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.18%), 1.40%, 10/26/31(a)(b)	1,400	1,400,582
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.60%), 2.84%, 01/15/30(a)(b)	1,500	1,461,529
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.37%, 01/16/31(a)(b)	2,500	2,500,084
TICP CLO IX Ltd., Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 1.36%, 01/20/31(a)(b)	1,000	1,000,454
TICP CLO XIII Ltd., Series 2019-13A, Class D, (3 mo. LIBOR US + 3.45%), 3.69%, 07/15/32(a)(b)	500	500,154
York CLO Ltd.(a)(b)
Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.12%), 1.34%, 10/22/29	2,000	2,001,606
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.07%, 01/22/31	1,500	1,499,992
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.60%), 2.82%, 01/22/31	1,800	1,732,901

Total Asset-Backed Securities — 6.6% (Cost: $94,072,896)		94,017,175

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil, Gas & Consumable Fuels — 0.0%
Extraction Oil & Gas, Inc., (Acquired 03/05/21, Cost: $142,029)(d)	11,417	$401,095

Total Common Stocks — 0.0% (Cost: $142,029)		401,095

	Par (000)

Corporate Bonds

Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc., 5.40%, 10/01/48	$2,215	2,728,321

Aerospace & Defense — 4.1%
Boeing Co., 5.15%, 05/01/30(e)	6,775	7,803,076
Bombardier, Inc.(b) 8.75%, 12/01/21(f)	1,794	1,882,211
5.75%, 03/15/22	280	291,900
6.00%, 10/15/22	5	5,000
6.13%, 01/15/23	1,425	1,483,781
7.50%, 12/01/24	442	441,447
7.50%, 03/15/25	114	112,148
7.88%, 04/15/27(f)	747	732,575
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(b)	516	517,135
General Dynamics Corp., 4.25%, 04/01/50	1,260	1,505,555
General Electric Co., 3.63%, 05/01/30	2,340	2,519,395
Howmet Aerospace, Inc., 5.13%, 10/01/24	45	49,496
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	1,010	1,061,126
Lockheed Martin Corp., 2.80%, 06/15/50	1,965	1,853,285
Moog, Inc., 4.25%, 12/15/27(b)	320	326,400
Northrop Grumman Corp. 4.03%, 10/15/47	2,400	2,669,141
5.25%, 05/01/50	3,050	3,952,525
Raytheon Technologies Corp. 4.63%, 11/16/48	2,805	3,355,962
3.13%, 07/01/50	3,545	3,434,004
Rolls-Royce PLC, 5.75%, 10/15/27(b)	1,333	1,418,379
Signature Aviation US Holdings, Inc.(b) 5.38%, 05/01/26	441	449,820
4.00%, 03/01/28	541	550,154
TransDigm, Inc. 8.00%, 12/15/25(b)	1,596	1,738,044
6.25%, 03/15/26(b)(f)	15,876	16,831,735
6.38%, 06/15/26	448	463,120
4.63%, 01/15/29(b)	593	584,728
Triumph Group, Inc., 8.88%, 06/01/24(b)	2,033	2,287,532

		58,319,674

Airlines — 1.7%
American Airlines Group, Inc., 5.18%, 10/15/23(c)	1,833	1,780,786
American Airlines, Inc., 11.75%, 07/15/25(b)	655	810,228
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) 5.50%, 04/20/26	869	904,360
5.75%, 04/20/29	1,686	1,793,498
British Airways Pass Through Trust, Series 2020-1, Class A, 4.25%, 05/15/34(b)	3,212	3,365,130
Delta Air Lines Pass-Through Trust, Series 02G1, 6.72%, 07/02/24(e)	1,094	1,118,691

Security	Par (000)	Value

Airlines (continued)
Delta Air Lines, Inc., 7.00%, 05/01/25(b)	$174	$200,441
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	531	564,241
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	2,480	2,718,700
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28(b)	1,973	1,772,857
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 10/15/27(e)	6,625	7,344,955
Series B, 4.75%, 10/11/23(f)	2,102	2,134,637

		24,508,524

Auto Components — 1.2%
BorgWarner, Inc., 2.65%, 07/01/27	2,710	2,813,900
Clarios Global LP, 6.75%, 05/15/25(b)	552	590,475
Clarios Global LP/Clarios US Finance Co.(b) 6.25%, 05/15/26(f)	5,334	5,664,921
8.50%, 05/15/27(e)	6,515	7,011,769
GoodYear Tire + Rubber Co., 5.63%, 04/30/33	663	663,000

		16,744,065

Automobiles — 3.0%
Allison Transmission, Inc.(b) 5.88%, 06/01/29	855	934,793
3.75%, 01/30/31	605	586,094
Asbury Automotive Group, Inc. 4.50%, 03/01/28	197	201,513
4.75%, 03/01/30	191	197,303
Carvana Co., 5.50%, 04/15/27(b)	602	605,161
Ford Motor Co., 7.45%, 07/16/31(f)	3,660	4,614,638
Ford Motor Credit Co. LLC 5.88%, 08/02/21(f)	9,420	9,546,699
4.69%, 06/09/25	200	212,265
5.13%, 06/16/25	1,070	1,155,600
3.38%, 11/13/25	207	210,519
2.90%, 02/16/28	627	602,390
General Motors Co. 4.88%, 10/02/23	1,875	2,052,661
6.25%, 10/02/43	940	1,203,845
5.95%, 04/01/49(f)	3,455	4,384,109
General Motors Financial Co., Inc. 4.25%, 05/15/23	931	994,898
2.75%, 06/20/25(f)	4,235	4,420,930
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)	78	77,513
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)(f)	7,125	7,814,602
Penske Automotive Group, Inc. 3.50%, 09/01/25	441	450,556
5.50%, 05/15/26	1,160	1,193,698
Tesla, Inc., 5.30%, 08/15/25(b)	785	814,516

		42,274,303

Banks — 2.8%
Australia & New Zealand Banking Group Ltd., (5 year CMT + 1.70%), 2.57%, 11/25/35(a)(b)(f)	5,445	5,117,973
CIT Group, Inc., 5.00%, 08/01/23	370	401,450
Credit Suisse AG, 6.50%, 08/08/23(b)(f)	6,000	6,598,500
Fifth Third Bancorp, Series H, (3 mo. LIBOR US + 3.03%), 5.10%(a)(g)	5,000	5,063,860
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)(f)	9,840	11,028,572
Santander Holdings USA, Inc., 4.40%, 07/13/27	830	923,268

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp., Series L, (3 mo. LIBOR US + 3.10%), 5.05%(a)(g)	$5,270	$5,342,462
Wells Fargo & Co., 5.61%, 01/15/44(f)	4,119	5,298,496

		39,774,581

Beverages — 2.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(f)	6,170	7,370,336
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49(f)	5,000	6,452,050
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)	3,048	3,200,400
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)	1,874	1,870,945
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b) 5.25%, 04/30/25	472	496,065
4.13%, 08/15/26	1,315	1,347,520
5.25%, 08/15/27	1,662	1,695,373
Ball Corp., 5.25%, 07/01/25	30	33,900
Canpack SA/Eastern PA Land Investment Holding LLC, 3.13%, 11/01/25(b)	228	231,206
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	151	181,766
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28(f)	3,215	3,713,677
Trivium Packaging Finance BV(b)(f) 5.50%, 08/15/26	2,830	2,967,963
8.50%, 08/15/27	3,036	3,294,667

		32,855,868

Biotechnology — 0.5%
Baxalta, Inc., 5.25%, 06/23/45(f)	6,000	7,735,970

Building Materials(b) — 0.3%
CP Atlas Buyer, Inc., 7.00%, 12/01/28	361	379,429
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25	783	841,725
Jeld-Wen, Inc. 4.63%, 12/15/25	96	97,200
4.88%, 12/15/27	74	76,520
Masonite International Corp. 5.75%, 09/15/26	282	293,280
5.38%, 02/01/28	206	218,618
SRM Escrow Issuer LLC, 6.00%, 11/01/28	1,032	1,081,536
Standard Industries, Inc. 5.00%, 02/15/27	303	315,877
4.38%, 07/15/30	906	914,154
3.38%, 01/15/31	265	251,088
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29	386	402,887

		4,872,314

Building Products(b) — 0.2%
LBM Acquisition LLC, 6.25%, 01/15/29	705	726,150
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26	576	594,720
SRS Distribution, Inc., 8.25%, 07/01/26	674	706,858
White Cap Buyer LLC, 6.88%, 10/15/28	1,377	1,461,947

		3,489,675

Security	Par (000)	Value

Capital Markets — 1.3%
Charles Schwab Corp.(a)(g) (5 year CMT + 3.17%), 4.00%	$2,000	$2,029,600
Series H, (10 year CMT + 3.08%), 4.00%(e)	5,215	5,126,345
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	532	557,765
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 09/15/24	520	539,986
6.38%, 12/15/25	316	326,270
6.25%, 05/15/26	782	819,145
5.25%, 05/15/27	1,995	2,059,838
4.38%, 02/01/29(b)	435	425,086
Jefferies Financial Group, Inc., 5.50%, 10/18/23(f)	4,000	4,343,351
NFP Corp., 6.88%, 08/15/28(b)	589	611,088
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	340	352,325
State Street Corp., (SOFR + 2.65%), 3.15%, 03/30/31(a)	840	890,514

		18,081,313

Chemicals — 2.3%
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	760	741,152
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	372	388,852
DuPont de Nemours, Inc., 5.42%, 11/15/48(f)	7,500	9,667,943
Element Solutions, Inc., 3.88%, 09/01/28(b)	2,777	2,740,204
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)	299	307,581
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	203	228,436
Ingevity Corp., 3.88%, 11/01/28(b)	100	97,000
LYB Finance Co. BV, 8.10%, 03/15/27(b)(f)	6,000	7,941,924
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	240	250,800
Nutrition & Biosciences, Inc., 3.47%, 12/01/50(b)	4,765	4,670,466
Scotts Miracle-Gro Co., 4.00%, 04/01/31(b)	547	539,342
Valvoline, Inc., 3.63%, 06/15/31(b)	3	2,903
WESCO Distribution, Inc.(b) 7.13%, 06/15/25	1,485	1,623,847
7.25%, 06/15/28	1,354	1,511,599
WR Grace & Co-Conn, 5.63%, 10/01/24(b)	1,493	1,638,567

		32,350,616

Commercial Services & Supplies — 0.8%
ADT Security Corp. 4.13%, 06/15/23	174	180,743
4.88%, 07/15/32(b)	1,061	1,078,241
AerCap Global Aviation Trust, (3 mo. LIBOR US + 4.30%), 6.50%, 06/15/45(a)(b)	5,000	5,212,500
ASGN, Inc., 4.63%, 05/15/28(b)	230	237,286
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)	223	230,677
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25(b)	163	170,335
Herc Holdings, Inc., 5.50%, 07/15/27(b)	796	847,103
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)(i)	635	651,383
Prime Security Services Borrower LLC/Prime Finance, Inc.(b) 5.75%, 04/15/26	252	272,677
3.38%, 08/31/27	261	253,170
6.25%, 01/15/28	626	651,660
United Rentals North America, Inc. 3.88%, 11/15/27	306	317,093

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
United Rentals North America, Inc. (continued) 4.88%, 01/15/28	$777	$818,468
5.25%, 01/15/30	44	47,753

		10,969,089

Communications Equipment — 0.6%
Avaya, Inc., 6.13%, 09/15/28(b)	1,396	1,481,945
CommScope Technologies LLC(b) 6.00%, 06/15/25	646	658,952
5.00%, 03/15/27	1,035	1,025,302
CommScope, Inc.(b) 5.50%, 03/01/24	1,114	1,148,813
6.00%, 03/01/26	972	1,024,182
8.25%, 03/01/27	69	73,830
7.13%, 07/01/28	690	732,835
Nokia OYJ, 6.63%, 05/15/39	324	398,701
ViaSat, Inc.(b) 5.63%, 04/15/27	1,208	1,267,089
6.50%, 07/15/28	1,296	1,364,766

		9,176,415

Construction & Engineering — 0.0%
frontdoor, Inc., 6.75%, 08/15/26(b)	272	289,340

Construction Materials(b) — 0.5%
American Builders & Contractors Supply Co., Inc. 5.88%, 05/15/26	101	104,301
4.00%, 01/15/28	764	764,000
Core & Main LP, 6.13%, 08/15/25	2,671	2,741,354
H&E Equipment Services, Inc., 3.88%, 12/15/28	280	272,300
IAA, Inc., 5.50%, 06/15/27	1,054	1,105,382
Picasso Finance Sub, Inc., 6.13%, 06/15/25	914	971,125
Williams Scotsman International, Inc., 4.63%, 08/15/28.	541	551,144
Wolverine Escrow LLC 8.50%, 11/15/24	430	428,925
9.00%, 11/15/26	246	245,766

		7,184,297

Consumer Discretionary(b) — 0.5%
Carnival Corp. 5.75%, 03/01/27	2,422	2,485,577
9.88%, 08/01/27	434	510,987
NCL Finance Ltd., 6.13%, 03/15/28	1,114	1,134,888
Nielsen Finance LLC/Nielsen Finance Co. 5.63%, 10/01/28	768	807,360
5.88%, 10/01/30	444	481,185
Royal Caribbean Cruises Ltd., 5.50%, 04/01/28	994	998,970
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29	287	289,956

		6,708,923

Consumer Finance — 1.0%
Global Payments, Inc., 2.90%, 05/15/30	4,715	4,813,245
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	1,630	1,589,250
Navient Corp. 7.25%, 09/25/23	498	539,002
6.13%, 03/25/24	59	62,466
5.00%, 03/15/27	329	329,822
OneMain Finance Corp. 7.13%, 03/15/26	1,231	1,419,774
6.63%, 01/15/28	506	573,455
5.38%, 11/15/29	26	27,658

Security	Par (000)	Value

Consumer Finance (continued)
Sabre GLBL, Inc., 9.25%, 04/15/25(b)	$697	$831,172
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)	287	297,762
Verscend Escrow Corp., 9.75%, 08/15/26(b)	3,791	4,064,786

		14,548,392

Containers & Packaging — 1.7%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	224	238,000
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	355	368,135
Graphic Packaging International LLC, 3.50%, 03/01/29(b)	264	256,740
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(b)	64	66,080
International Paper Co.(f) 8.70%, 06/15/38	4,000	6,270,561
7.30%, 11/15/39	10,000	14,944,126
LABL Escrow Issuer LLC(b) 6.75%, 07/15/26	742	794,867
10.50%, 07/15/27	311	346,330
Sealed Air Corp.(b) 4.00%, 12/01/27	109	111,589
6.88%, 07/15/33	182	223,956

		23,620,384

Diversified Consumer Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b) 6.63%, 07/15/26(f)	5,419	5,746,741
9.75%, 07/15/27(f)	1,642	1,801,603
Ascend Learning LLC, 6.88%, 08/01/25	1,611	1,651,275
Garda World Security Corp., 9.50%, 11/01/27(b)	413	457,137
Service Corp. International 5.13%, 06/01/29	468	502,258
3.38%, 08/15/30	585	570,989

		10,730,003

Diversified Financial Services — 5.8%
Ally Financial, Inc., 8.00%, 11/01/31	3,727	5,190,496
Barclays PLC 4.84%, 05/09/28(f)	4,000	4,458,669
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(a)	3,220	3,702,487
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(g) .	13,999	13,911,506
Citigroup, Inc., 6.68%, 09/13/43(f)	4,125	6,028,612
Credit Suisse Group AG, (5 year USD Swap + 4.60%), 7.50%(a)(b)(g)	3,250	3,517,566
Deutsche Bank AG(a)
(SOFR + 1.87%), 2.13%, 11/24/26	3,260	3,268,203
(SOFR + 2.76%), 3.73%, 01/14/32	1,955	1,895,633
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/25(b)	913	889,712
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(h)	326	312,239
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b) 5.25%, 03/15/22	480	483,600
4.25%, 02/01/27	178	175,330
Lloyds Banking Group PLC, 4.65%, 03/24/26(f)	8,650	9,685,737

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Natwest Group PLC 6.10%, 06/10/23	$2,500	$2,766,629
6.00%, 12/19/23(f)	10,080	11,378,233
5.13%, 05/28/24(f)	5,250	5,831,700
Spectrum Brands, Inc. 5.75%, 07/15/25	1,002	1,033,312
5.00%, 10/01/29(b)	72	75,960
UBS Group AG, (5 year CMT + 3.31%), 4.38%(a)(b)(g)	1,140	1,124,610
UniCredit SPA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(b)	6,135	6,502,709
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)	339	339,000

		82,571,943

Diversified Telecommunication Services — 7.5%
AT&T, Inc. 4.65%, 06/01/44	28	31,539
4.35%, 06/15/45	95	103,888
3.50%, 09/15/53(b)(f)	15,960	14,749,208
3.55%, 09/15/55(b)	727	665,282
CenturyLink, Inc., Series S, 6.45%, 06/15/21	1,176	1,184,526
Cincinnati Bell, Inc.(b) 7.00%, 07/15/24	222	228,938
8.00%, 10/15/25	132	140,404
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	1,313	1,418,211
Frontier Communications Corp.(b) 5.88%, 10/15/27	1,001	1,061,060
5.00%, 05/01/28	1,372	1,397,217
6.75%, 05/01/29	1,279	1,348,961
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(b)	1,040	1,076,400
Level 3 Financing, Inc. 5.38%, 05/01/25	614	626,894
4.63%, 09/15/27(b)	1,065	1,096,066
3.75%, 07/15/29(b)	460	450,179
Lumen Technologies, Inc. 5.63%, 04/01/25(f)	1,909	2,059,334
5.13%, 12/15/26(b)	1,574	1,658,020
4.00%, 02/15/27(b)	890	909,073
4.50%, 01/15/29(b)	1,022	996,757
Series P, 7.60%, 09/15/39	168	192,360
Series U, 7.65%, 03/15/42	494	561,925
Series Y, 7.50%, 04/01/24(f)	564	632,159
Sprint Capital Corp. 6.88%, 11/15/28	2,646	3,336,527
8.75%, 03/15/32	1,642	2,428,107
Switch Ltd., 3.75%, 09/15/28(b)	821	808,455
Telecom Italia Capital SA 6.38%, 11/15/33	442	520,261
6.00%, 09/30/34	818	927,735
7.20%, 07/18/36	186	234,738
7.72%, 06/04/38	319	425,466
Telecom Italia SpA, 5.30%, 05/30/24(b)	1,662	1,800,071
Telefonica Emisiones SAU, 5.21%, 03/08/47	5,000	5,846,404
Verizon Communications, Inc.(f) 5.15%, 09/15/23	8,775	9,732,417
6.40%, 09/15/33	9,475	12,548,423
6.55%, 09/15/43	13,225	19,546,976
5.01%, 04/15/49	6,998	8,637,712

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.(b) 4.00%, 03/01/27	$4,893	$4,807,372
6.13%, 03/01/28	2,586	2,653,882

		106,842,947

Electric Utilities — 4.1%
Edison International, (5 year CMT + 4.70%), 5.38%(a)(g)	6,851	6,945,544
Emera, Inc., Series 16-A, (3 mo. LIBOR US + 5.44%), 6.75%, 06/15/76(a)(e)	7,500	8,523,825
FirstEnergy Corp. 2.65%, 03/01/30	55	52,302
Series B, 4.40%, 07/15/27	376	404,200
Series B, 2.25%, 09/01/30	46	42,665
Series C, 5.35%, 07/15/47	1,110	1,246,721
Series C, 3.40%, 03/01/50	261	228,375
FirstEnergy Transmission LLC(b) 5.45%, 07/15/44	785	906,958
4.55%, 04/01/49	367	387,021
NextEra Energy Capital Holdings, Inc., (3 mo. LIBOR US + 2.41%), 4.80%, 12/01/77(a)	5,000	5,408,014
NextEra Energy Operating Partners LP(b) 4.25%, 07/15/24	712	749,380
4.25%, 09/15/24	26	27,430
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	2,750	3,546,741
Pacific Gas and Electric Co., 4.20%, 06/01/41	2,310	2,298,491
PG&E Corp., 5.25%, 07/01/30	563	596,780
Pike Corp., 5.50%, 09/01/28(b)	374	380,545
Progress Energy, Inc., 7.00%, 10/30/31(f)	12,000	16,024,859
Puget Energy, Inc. 6.00%, 09/01/21	275	281,061
5.63%, 07/15/22(f)	5,550	5,838,438
Sempra Energy, (5 year CMT + 4.55%), 4.88%(a)(g)	4,375	4,681,250

		58,570,600

Electrical Equipment(b) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26	714	747,915
GrafTech Finance, Inc., 4.63%, 12/15/28	296	298,220

		1,046,135

Electronic Equipment, Instruments & Components — 0.2%
BWX Technologies, Inc.(b) 5.38%, 07/15/26	737	760,952
4.13%, 04/15/29(i)	120	121,650
CDW LLC/CDW Finance Corp. 4.13%, 05/01/25	371	385,840
3.25%, 02/15/29	715	706,062
Energizer Holdings, Inc.(b) 4.75%, 06/15/28	450	464,063
4.38%, 03/31/29	41	41,144

		2,479,711

Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.(b) 6.88%, 04/01/27	515	536,888
6.25%, 04/01/28	607	616,591
TechnipFMC PLC, 6.50%, 02/01/26(b)	685	716,744
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26	655	671,784
6.88%, 09/01/27	1,216	1,252,480

		3,794,487

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental, Maintenance, & Security Service — 0.5%
Clean Harbors, Inc., 5.13%, 07/15/29(b)	$1,278	$1,356,763
Covanta Holding Corp., 5.00%, 09/01/30	309	312,090
GFL Environmental, Inc.(b) 3.75%, 08/01/25	587	595,805
5.13%, 12/15/26(f)	1,887	1,988,426
8.50%, 05/01/27(f)	562	618,903
4.00%, 08/01/28	199	192,533
3.50%, 09/01/28	504	488,880
Tervita Corp., 11.00%, 12/01/25(b)	302	342,770
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	1,010	1,033,987

		6,930,157

Equity Real Estate Investment Trusts (REITs) — 1.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(b)	383	394,299
Crown Castle International Corp., 3.30%, 07/01/30	1,220	1,277,030
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	364	354,800
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23(f) .	3,600	3,809,732
Iron Mountain, Inc.(b) 4.88%, 09/15/27	606	620,014
5.25%, 07/15/30	486	501,455
5.63%, 07/15/32	778	813,010
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.63%, 05/01/24	4,627	4,966,475
4.63%, 06/15/25(b)	755	796,298
4.50%, 09/01/26	1,658	1,735,246
4.50%, 01/15/28	430	444,921
3.88%, 02/15/29(b)	697	694,299
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27	178	187,257
4.63%, 08/01/29	847	891,069
3.50%, 03/15/31	2,380	2,335,542
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	1,500	1,535,430

		21,356,877

Food & Staples Retailing — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.75%, 03/15/25	49	50,602
3.25%, 03/15/26(b)	1,296	1,291,036
4.63%, 01/15/27(b)	1,885	1,953,699
5.88%, 02/15/28(b)	928	989,480
4.88%, 02/15/30(b)	142	145,976
General Mills, Inc. 4.20%, 04/17/28	620	700,246
2.88%, 04/15/30	725	748,459
Kraft Heinz Foods Co. 4.25%, 03/01/31	1,341	1,476,356
5.00%, 07/15/35	297	341,832
7.13%, 08/01/39(b)	4,415	6,162,164
4.63%, 10/01/39	100	108,041
5.00%, 06/04/42	12	13,505
5.20%, 07/15/45	9	10,409
4.38%, 06/01/46	226	236,253
4.88%, 10/01/49	248	278,160
5.50%, 06/01/50	2,751	3,367,779
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(b)	634	684,593

Security	Par (000)	Value

Food & Staples Retailing (continued)
Post Holdings, Inc.(b) 5.63%, 01/15/28	$428	$450,355
4.63%, 04/15/30	596	597,490
4.50%, 09/15/31	420	415,380
U.S. Foods, Inc., 4.75%, 02/15/29(b)	642	642,000
Walmart, Inc., 5.25%, 09/01/35(f)	5,150	6,754,478

		27,418,293

Food Products(b) — 0.5%
Aramark Services, Inc. 5.00%, 04/01/25	1,367	1,399,466
6.38%, 05/01/25	1,038	1,100,280
5.00%, 02/01/28	929	964,070
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25	246	256,074
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28	399	435,908
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29	1,826	2,062,467
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29	624	629,472

		6,847,737

Gas Utilities — 0.0%
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(b)	280	282,856

Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 4.63%, 07/15/28(b)	2,351	2,455,290
Hologic, Inc., 3.25%, 02/15/29(b)	90	88,875
Medtronic, Inc., 4.63%, 03/15/45(f)	647	815,916
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(b)	142	155,584

		3,515,665

Health Care Providers & Services — 4.7%
Aetna, Inc., 3.88%, 08/15/47	3,500	3,663,806
AHP Health Partners, Inc., 9.75%, 07/15/26(b)	860	932,025
Anthem, Inc., 4.55%, 03/01/48(f)	5,000	5,896,323
Centene Corp. 4.25%, 12/15/27	1,849	1,944,919
4.63%, 12/15/29	3,232	3,498,010
3.00%, 10/15/30	1,111	1,109,156
2.50%, 03/01/31	1,742	1,663,645
CHS/Community Health Systems, Inc.(b) 8.13%, 06/30/24	304	318,911
6.63%, 02/15/25	2,540	2,681,300
8.00%, 03/15/26	1,573	1,700,885
5.63%, 03/15/27	1,268	1,328,230
6.00%, 01/15/29	957	1,012,027
DaVita, Inc., 4.63%, 06/01/30(b)	321	327,054
Encompass Health Corp., 4.75%, 02/01/30	677	696,431
HCA, Inc. 5.38%, 09/01/26	665	749,787
5.63%, 09/01/28	1,297	1,491,550
5.88%, 02/01/29	312	363,480
3.50%, 09/01/30	1,428	1,440,095
5.25%, 06/15/49	3,500	4,282,841
Legacy LifePoint Health LLC(b) 6.75%, 04/15/25	409	434,563
4.38%, 02/15/27	491	481,180
LifePoint Health, Inc., 5.38%, 01/15/29(b)	479	471,815

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
ModivCare, Inc., 5.88%, 11/15/25(b)	$152	$159,980
Molina Healthcare, Inc.(b) 4.38%, 06/15/28	795	818,023
3.88%, 11/15/30	710	730,413
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	146	155,855
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)	72	77,940
Surgery Center Holdings, Inc.(b) 6.75%, 07/01/25	375	383,325
10.00%, 04/15/27	972	1,071,630
Teleflex, Inc., 4.25%, 06/01/28(b)	748	775,115
Tenet Healthcare Corp. 4.63%, 07/15/24	1,145	1,168,690
4.63%, 09/01/24(b)	882	907,357
7.50%, 04/01/25(b)	367	396,239
4.88%, 01/01/26(b)(f)	4,187	4,353,475
6.25%, 02/01/27(b)	297	313,592
5.13%, 11/01/27(b)	2,318	2,423,933
4.63%, 06/15/28(b)	37	37,924
6.13%, 10/01/28(b)	940	981,125
UnitedHealth Group, Inc., 6.88%, 02/15/38(f)	10,000	15,064,344

		66,306,993

Health Care Technology(b) — 0.4%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27	733	767,817
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25	650	662,577
Charles River Laboratories International, Inc. 4.25%, 05/01/28	324	333,720
4.00%, 03/15/31	204	207,376
IQVIA, Inc. 5.00%, 10/15/26	554	575,468
5.00%, 05/15/27	1,192	1,258,508
Mednax, Inc., 6.25%, 01/15/27	426	455,522
Syneos Health, Inc., 3.63%, 01/15/29	1,446	1,406,235

		5,667,223

Hotels, Restaurants & Leisure — 2.4%
1011778 BC ULC/New Red Finance, Inc.(b) 5.75%, 04/15/25	552	586,500
3.88%, 01/15/28	1,040	1,051,170
4.38%, 01/15/28	2,509	2,520,842
Boyd Gaming Corp. 8.63%, 06/01/25(b)	169	187,928
6.38%, 04/01/26	505	521,413
6.00%, 08/15/26	330	343,588
4.75%, 12/01/27	393	400,557
Caesars Entertainment, Inc.(b) 6.25%, 07/01/25	3,215	3,427,238
8.13%, 07/01/27	2,439	2,689,595
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)	1,048	1,105,954
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)	1,111	1,169,372
Churchill Downs, Inc.(b) 5.50%, 04/01/27	2,042	2,134,298
4.75%, 01/15/28	282	291,654
Golden Nugget, Inc., 6.75%, 10/15/24(b)	1,269	1,283,175
Hilton Domestic Operating Co., Inc. 5.38%, 05/01/25(b)	319	336,226

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc. (continued) 5.75%, 05/01/28(b)	$451	$485,398
4.88%, 01/15/30	1,288	1,366,310
4.00%, 05/01/31(b)	285	285,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26(b)	399	411,201
Las Vegas Sands Corp. 3.50%, 08/18/26	96	100,098
3.90%, 08/08/29	88	90,429
Marriott International, Inc., Series EE, 5.75%, 05/01/25 .	1,295	1,486,003
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26	186	194,254
McDonald’s Corp., 4.20%, 04/01/50(f)	480	545,160
MGM Resorts International 7.75%, 03/15/22	1,059	1,115,551
6.00%, 03/15/23	1,335	1,430,119
Scientific Games International, Inc.(b) 8.63%, 07/01/25	442	480,542
5.00%, 10/15/25	270	279,639
8.25%, 03/15/26	2,063	2,212,568
7.00%, 05/15/28	451	481,943
7.25%, 11/15/29	218	236,530
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)	1,648	1,781,900
Vail Resorts, Inc., 6.25%, 05/15/25(b)	341	363,591
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	602	630,372
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	1,386	1,418,571
Yum! Brands, Inc. 7.75%, 04/01/25(b)	802	877,188
4.75%, 01/15/30(b)	135	142,736
3.63%, 03/15/31	134	128,808

		34,593,421

Household Durables — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.88%, 02/15/30(b)	770	770,477
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)	507	543,757
Lennar Corp. 4.75%, 11/15/22	1,605	1,683,244
4.75%, 05/30/25	2	2,228
5.25%, 06/01/26	890	1,020,857
Mattamy Group Corp., 4.63%, 03/01/30(b)	524	520,479
NCR Corp.(b) 5.75%, 09/01/27	512	541,760
5.00%, 10/01/28	241	243,410
5.13%, 04/15/29(i)	289	291,169
6.13%, 09/01/29	175	185,281
5.25%, 10/01/30	245	248,093
PulteGroup, Inc. 5.00%, 01/15/27	55	63,250
7.88%, 06/15/32	56	78,788
Tempur Sealy International, Inc., 4.00%, 04/15/29(b)	645	641,775
Toll Brothers Finance Corp., 4.35%, 02/15/28	35	37,844

		6,872,412

Household Products — 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(b)	157	157,000

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.(b) 5.25%, 06/01/26	$906	$931,594
4.50%, 02/15/28	1,057	1,065,879
5.13%, 03/15/28	3,279	3,294,247
4.63%, 02/01/29	195	189,987
5.00%, 02/01/31	125	122,000
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)	630	655,446
NRG Energy, Inc. 6.63%, 01/15/27	2,029	2,110,160
5.75%, 01/15/28	52	55,250
5.25%, 06/15/29(b)	960	1,027,200
3.63%, 02/15/31(b)	560	546,000
TerraForm Power Operating LLC(b) 4.25%, 01/31/23	214	220,955
5.00%, 01/31/28	231	249,261
4.75%, 01/15/30	127	131,865

		10,599,844

Insurance — 4.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)	2,837	3,019,618
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(a)	5,000	5,287,500
American International Group, Inc., (3 mo. LIBOR US + 4.20%), 8.18%, 05/15/68(a)	3,755	5,211,278
AmWINS Group, Inc., 7.75%, 07/01/26(b)	167	178,690
Aon PLC, 4.25%, 12/12/42(f)	6,500	7,115,166
AssuredPartners, Inc., 5.63%, 01/15/29(b)	581	592,039
Farmers Exchange Capital II, (3 mo. LIBOR US + 3.74%), 6.15%, 11/01/53(a)(b)	4,890	6,180,304
Global Atlantic Fin Co., 8.63%, 04/15/21(b)(f)	3,400	3,407,537
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	100	107,375
HUB International Ltd., 7.00%, 05/01/26(b)	1,724	1,790,219
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(f)	12,000	16,247,606
Principal Financial Group, Inc., (3 mo. LIBOR US + 3.04%), 3.24%, 05/15/55(a)	5,000	4,912,500
Progressive Corp., Series B, (3 mo. LIBOR US + 2.54%), 5.38%(a)(g)	5,000	5,201,500

		59,251,332

Interactive Media & Services — 0.5%
Cablevision Lightpath LLC(b) 3.88%, 09/15/27	368	364,320
5.63%, 09/15/28	540	547,938
Netflix, Inc. 3.63%, 06/15/25(b)	210	223,823
5.88%, 11/15/28	1,698	2,053,847
6.38%, 05/15/29	72	89,280
5.38%, 11/15/29(b)	2,007	2,373,378
4.88%, 06/15/30(b)	461	530,860
Twitter, Inc., 3.88%, 12/15/27(b)	497	521,100

		6,704,546

Internet Software & Services — 1.3%
Booking Holdings, Inc. 3.55%, 03/15/28	3,375	3,685,906
4.63%, 04/13/30	2,185	2,545,210
Expedia Group, Inc., 6.25%, 05/01/25(b)(f)	5,550	6,419,751
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b) 5.25%, 12/01/27	370	391,275
3.50%, 03/01/29	265	260,363

Security	Par (000)	Value

Internet Software & Services (continued)
Match Group Holdings II LLC, 4.13%, 08/01/30(b)	$383	$384,076
Uber Technologies, Inc.(b) 7.50%, 05/15/25	2,018	2,177,765
8.00%, 11/01/26	481	520,682
7.50%, 09/15/27	1,892	2,089,867
6.25%, 01/15/28	440	479,248

		18,954,143

IT Services — 1.1%
Banff Merger Sub, Inc., 9.75%, 09/01/26(b)	2,178	2,319,570
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(b)	735	738,859
Camelot Finance SA, 4.50%, 11/01/26(b)	1,254	1,296,536
Dun & Bradstreet Corp.(b) 6.88%, 08/15/26	1,210	1,291,917
10.25%, 02/15/27	822	917,557
Fidelity National Information Services, Inc., 5.00%, 10/15/25	538	623,445
Gartner, Inc.(b) 4.50%, 07/01/28	587	605,344
3.75%, 10/01/30	895	887,598
Leidos, Inc., 4.38%, 05/15/30(b)	2,215	2,462,282
Presidio Holdings, Inc., 4.88%, 02/01/27(b)	303	310,581
Rackspace Technology Global, Inc., 5.38%, 12/01/28(b)	920	935,479
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(b)	2,026	2,070,319
Twilio, Inc., 3.88%, 03/15/31	266	271,682
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	551	540,382

		15,271,551

Leisure Products — 0.2%
Mattel, Inc. 6.75%, 12/31/25(b)(f)	773	812,771
5.88%, 12/15/27(b)	503	552,203
3.75%, 04/01/29(b)	213	214,331
6.20%, 10/01/40	227	266,158
5.45%, 11/01/41	353	385,652

		2,231,115

Machinery(b) — 0.5%
Colfax Corp. 6.00%, 02/15/24	734	756,754
6.38%, 02/15/26	671	713,776
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(h)	74	80,475
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25	878	895,823
Terex Corp., 5.00%, 05/15/29(i)	618	639,754
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26	1,307	1,357,581
Vertical Holdco GmbH, 7.63%, 07/15/28	664	713,966
Vertical US Newco, Inc., 5.25%, 07/15/27	1,547	1,619,516

		6,777,645

Media — 8.8%
Altice Financing SA(b) 7.50%, 05/15/26	2,172	2,269,740
5.00%, 01/15/28	863	852,156
Altice France Holding SA(b) 10.50%, 05/15/27	4,955	5,572,988
6.00%, 02/15/28	734	723,203
AMC Networks, Inc., 4.25%, 02/15/29	263	255,768

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Cable One, Inc., 4.00%, 11/15/30(b)	$246	$243,343
CCO Holdings LLC/CCO Holdings Capital Corp.(b) 5.13%, 05/01/27(f)	3,132	3,311,511
5.00%, 02/01/28	162	171,339
5.38%, 06/01/29	1,823	1,955,167
4.75%, 03/01/30	313	324,346
4.50%, 08/15/30	3,937	4,012,590
4.25%, 02/01/31	1,456	1,459,232
4.50%, 05/01/32	1,582	1,601,775
Charter Communications Operating LLC/Charter Communications Operating Capital 6.38%, 10/23/35	479	620,301
6.48%, 10/23/45(f)	9,584	12,478,476
5.38%, 05/01/47	1,500	1,741,203
6.83%, 10/23/55	3,540	4,842,457
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/28(b)	1,038	1,026,582
Clear Channel Worldwide Holdings, Inc. 9.25%, 02/15/24	636	661,631
5.13%, 08/15/27(b)(f)	6,446	6,483,064
Comcast Corp. 3.75%, 04/01/40	545	597,976
4.95%, 10/15/58	3,795	4,965,229
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(b)(f)	5,588	5,949,767
Cox Communications, Inc., 8.38%, 03/01/39(b)	5,000	8,102,169
CSC Holdings LLC 5.25%, 06/01/24	1,061	1,144,554
5.38%, 02/01/28(b)	336	353,220
7.50%, 04/01/28(b)	877	967,156
5.75%, 01/15/30(b)	406	427,617
4.13%, 12/01/30(b)	680	675,430
4.63%, 12/01/30(b)	3,647	3,587,244
3.38%, 02/15/31(b)	225	212,063
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(b)	1,332	959,040
Discovery Communications LLC, 4.88%, 04/01/43	4,000	4,606,389
DISH DBS Corp. 5.88%, 07/15/22	2,545	2,658,252
5.88%, 11/15/24	164	171,514
7.75%, 07/01/26	2,123	2,343,229
Fox Corp., 3.05%, 04/07/25	475	505,218
Gray Television, Inc., 7.00%, 05/15/27(b)	415	451,313
Hughes Satellite Systems Corp., 5.25%, 08/01/26	351	386,272
iHeartCommunications, Inc. 6.38%, 05/01/26	370	392,643
5.25%, 08/15/27(b)	376	386,757
4.75%, 01/15/28(b)	184	185,380
Lamar Media Corp., 4.00%, 02/15/30	307	306,147
LCPR Senior Secured Financing DAC(b) 6.75%, 10/15/27	955	1,018,173
5.13%, 07/15/29	963	979,968
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(h)	707	707,212
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24(b)	253	261,066
Live Nation Entertainment, Inc.(b) 4.88%, 11/01/24	136	138,407
6.50%, 05/15/27	2,164	2,402,040
4.75%, 10/15/27	391	393,933
3.75%, 01/15/28	411	405,349

Security	Par (000)	Value

Media (continued)
Meredith Corp., 6.88%, 02/01/26	$116	$119,297
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) 5.00%, 08/15/27	554	559,540
4.25%, 01/15/29	256	246,456
Radiate Holdco LLC/Radiate Finance, Inc.(b) 4.50%, 09/15/26	1,219	1,232,714
6.50%, 09/15/28	2,880	3,041,136
Scripps Escrow II, Inc.(b) 3.88%, 01/15/29	37	36,353
5.38%, 01/15/31	367	364,248
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	225	216,844
Sirius XM Radio, Inc.(b) 5.00%, 08/01/27	626	656,705
5.50%, 07/01/29	1,669	1,804,606
4.13%, 07/01/30	320	320,368
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)	1,000	1,050,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(b)	1,566	1,566,000
Time Warner Cable LLC, 6.55%, 05/01/37	3,519	4,627,468
ViacomCBS, Inc. 5.85%, 09/01/43	1,300	1,660,371
(3 mo. LIBOR US + 3.90%), 5.88%, 02/28/57(a)	2,111	2,145,430
Videotron Ltd., 5.13%, 04/15/27(b)	999	1,055,818
Virgin Media Secured Finance PLC(b) 5.50%, 08/15/26	487	505,314
5.50%, 05/15/29	1,761	1,868,861
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	1,652	1,680,910
WMG Acquisition Corp., 3.88%, 07/15/30(b)	263	265,537
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)	955	995,588
Ziggo BV(b) 5.50%, 01/15/27	775	806,969
4.88%, 01/15/30	887	906,634

		124,980,766

Metals & Mining — 2.2%
Allegheny Technologies, Inc., 7.88%, 08/15/23	286	310,224
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	5,000	5,212,500
Arconic Corp.(b) 6.00%, 05/15/25	705	759,838
6.13%, 02/15/28	552	587,880
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	2,697	2,937,568
Commercial Metals Co., 4.88%, 05/15/23(f)	2,194	2,292,730
Constellium SE(b) 5.88%, 02/15/26	1,701	1,752,881
3.75%, 04/15/29	1,077	1,029,698
Freeport-McMoRan, Inc. 4.38%, 08/01/28	887	940,885
5.45%, 03/15/43	1,277	1,536,231
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(b)	817	834,933
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)	704	720,579
New Gold, Inc., 7.50%, 07/15/27(b)	1,357	1,405,445
Novelis Corp.(b) 5.88%, 09/30/26	1,876	1,958,075
4.75%, 01/30/30	2,718	2,801,443

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Southern Copper Corp., 5.88%, 04/23/45	$3,870	$5,056,484
Steel Dynamics, Inc., 3.25%, 10/15/50	1,145	1,068,471

		31,205,865

Multi-line Retail(b) — 0.1%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26	820	836,400
Nordstrom, Inc., 8.75%, 05/15/25	297	336,134

		1,172,534

Multi-Utilities — 0.2%
NiSource, Inc., 3.60%, 05/01/30	2,200	2,384,491

Offshore Drilling & Other Services — 0.1%
Lam Research Corp., 4.88%, 03/15/49	875	1,127,459

Oil, Gas & Consumable Fuels — 16.4%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)	1,038	1,074,330
Aker BP ASA, 4.75%, 06/15/24(b)	1,169	1,198,886
Antero Midstream Partners LP/Antero Midstream
Finance Corp.(b) 7.88%, 05/15/26	207	222,633
5.75%, 03/01/27	338	338,074
Apache Corp. 4.88%, 11/15/27	470	481,750
5.10%, 09/01/40	28	27,370
5.25%, 02/01/42	57	56,145
Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 9.00%, 11/01/27(b)	576	731,520
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)	367	395,523
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)	984	991,675
Buckeye Partners LP 4.13%, 03/01/25(b)	594	606,053
4.50%, 03/01/28(b)	582	583,455
5.85%, 11/15/43	383	372,033
5.60%, 10/15/44	376	362,652
Callon Petroleum Co., 9.00%, 04/01/25(b)	1,738	1,762,992
Cenovus Energy, Inc. 3.00%, 08/15/22	183	187,221
3.80%, 09/15/23	104	109,937
5.38%, 07/15/25	1,186	1,332,844
5.40%, 06/15/47	77	85,726
Cheniere Energy Partners LP 5.63%, 10/01/26	380	397,366
4.50%, 10/01/29	1,206	1,250,646
4.00%, 03/01/31(b)	1,123	1,142,652
Cheniere Energy, Inc., 4.63%, 10/15/28(b)	2,872	2,982,687
Chesapeake Energy Corp.(b) 5.50%, 02/01/26	119	123,867
5.88%, 02/01/29	432	457,920
Cimarex Energy Co., 4.38%, 06/01/24	38	41,328
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	2,000	2,608,750
CNX Resources Corp.(b) 7.25%, 03/14/27	478	513,425
6.00%, 01/15/29	83	86,252
Colgate Energy Partners III LLC, 7.75%, 02/15/26(b)	276	270,538
Comstock Resources, Inc. 7.50%, 05/15/25(b)	569	590,337
9.75%, 08/15/26	804	872,340
6.75%, 03/01/29(b)	816	836,400

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips, 4.88%, 10/01/47(b)	$3,815	$4,634,878
Continental Resources, Inc. 5.75%, 01/15/31(b)	617	697,124
4.90%, 06/01/44	3,500	3,500,070
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.(b) 5.63%, 05/01/27	567	557,077
6.00%, 02/01/29	447	440,295
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)	2,603	2,655,633
DCP Midstream Operating LP(b) 6.45%, 11/03/36	247	276,022
6.75%, 09/15/37	1,527	1,704,514
Diamondback Energy, Inc. 4.75%, 05/31/25	2,170	2,424,932
3.50%, 12/01/29	692	718,191
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(b)	954	1,018,605
eG Global Finance PLC(b) 6.75%, 02/07/25	503	514,317
8.50%, 10/30/25	787	837,935
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	2,345	2,491,336
Enbridge, Inc.(a)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78	5,000	5,234,511
Series 16-A, (3 mo. LIBOR US + 3.89%), 6.00%, 01/15/77	5,880	6,276,900
Endeavor Energy Resources LP/EER Finance, Inc.(b) 6.63%, 07/15/25	322	344,134
5.50%, 01/30/26	2,136	2,216,741
5.75%, 01/30/28	518	547,174
Energy Transfer Operating LP 5.20%, 02/01/22(f)	10,200	10,464,633
4.25%, 03/15/23	553	583,611
5.88%, 01/15/24(f)	3,366	3,746,945
5.50%, 06/01/27	406	468,210
6.13%, 12/15/45	3,579	4,117,070
Series B, (3 mo. LIBOR US + 4.16%), 6.63%(a)(g)	5,000	4,425,000
EnLink Midstream LLC 5.63%, 01/15/28(b)	380	367,452
5.38%, 06/01/29	188	175,780
EnLink Midstream Partners LP 4.40%, 04/01/24	613	617,904
4.15%, 06/01/25	48	46,930
4.85%, 07/15/26	64	61,826
5.60%, 04/01/44	523	434,090
5.05%, 04/01/45	68	52,600
Enterprise Products Operating LLC 4.90%, 05/15/46(f)	5,375	6,232,213
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(a)	4,800	4,786,631
EOG Resources, Inc., 4.38%, 04/15/30	2,965	3,403,868
EQM Midstream Partners LP 4.13%, 12/01/26	226	224,305
4.50%, 01/15/29(b)	408	397,580
4.75%, 01/15/31(b)	1,255	1,217,350
EQT Corp. 3.90%, 10/01/27	573	584,460
8.50%, 02/01/30	332	423,400
Exxon Mobil Corp., 3.45%, 04/15/51	3,890	3,928,324
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28	293	293,088

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Harvest Midstream I LP, 7.50%, 09/01/28(b)	$660	$709,302
Hess Corp., 5.80%, 04/01/47(f)	5,000	5,962,142
Hess Midstream Operations LP, 5.63%, 02/15/26(b)	402	414,060
Hilcorp Energy I LP/Hilcorp Finance Co.(b) 5.75%, 02/01/29	253	255,214
6.00%, 02/01/31	312	316,680
Indigo Natural Resources LLC, 5.38%, 02/01/29(b)	931	917,231
Kinder Morgan, Inc. 7.80%, 08/01/31	197	272,916
7.75%, 01/15/32(f)	4,586	6,443,708
Marathon Petroleum Corp. 4.75%, 12/15/23	1,230	1,350,937
4.70%, 05/01/25	4,280	4,810,347
5.13%, 12/15/26	937	1,093,421
Matador Resources Co., 5.88%, 09/15/26	1,218	1,186,027
MEG Energy Corp.(b) 6.50%, 01/15/25	1,486	1,534,964
5.88%, 02/01/29	112	112,280
MPLX LP 4.13%, 03/01/27	825	915,852
5.20%, 03/01/47	3,500	4,003,458
4.70%, 04/15/48(f)	5,000	5,409,496
5.50%, 02/15/49	2,640	3,101,530
Murphy Oil Corp. 5.75%, 08/15/25	49	48,990
6.38%, 12/01/42	47	42,770
Murphy Oil USA, Inc., 4.75%, 09/15/29	323	339,150
New Fortress Energy, Inc.(b) 6.75%, 09/15/25	2,347	2,411,308
6.50%, 09/30/26(i)	2,156	2,172,170
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)	771	792,202
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	1,117	1,481,569
Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)	1,020	1,014,135
NuStar Logistics LP 6.00%, 06/01/26	373	402,126
6.38%, 10/01/30	45	48,656
Occidental Petroleum Corp. 2.70%, 08/15/22	550	550,206
2.70%, 02/15/23	507	505,844
6.95%, 07/01/24	92	100,951
2.90%, 08/15/24	1,236	1,222,453
5.50%, 12/01/25	297	314,077
3.40%, 04/15/26	149	144,679
3.20%, 08/15/26	52	49,895
3.00%, 02/15/27	10	9,409
8.88%, 07/15/30	17	21,437
6.13%, 01/01/31	522	576,392
4.30%, 08/15/39	915	775,929
6.20%, 03/15/40	1,461	1,501,177
4.50%, 07/15/44	557	474,776
4.63%, 06/15/45	967	846,222
4.40%, 04/15/46	902	772,509
4.10%, 02/15/47	177	141,825
4.20%, 03/15/48	914	742,716
4.40%, 08/15/49	161	134,639
Ovintiv Exploration, Inc. 5.75%, 01/30/22	193	199,325
5.38%, 01/01/26	70	77,142
Ovintiv, Inc. 7.38%, 11/01/31	171	217,511

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc. (continued) 6.50%, 08/15/34	$228	$276,032
Parkland Corp., 4.50%, 10/01/29(b)(i)	592	592,740
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27(b)	951	1,030,646
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(b)	724	739,168
PDC Energy, Inc. 6.25%, 12/01/25	135	135,675
5.75%, 05/15/26	759	787,273
Petroleos Mexicanos 3.50%, 01/30/23	5,000	5,062,500
4.63%, 09/21/23(f)	3,965	4,073,839
4.88%, 01/18/24	2,000	2,056,600
Plains All American Pipeline LP, Series B, (3 mo. LIBOR US + 4.11%), 6.13%(a)(g)	2,215	1,799,820
Range Resources Corp, 9.25%, 02/01/26	111	120,604
Range Resources Corp. 5.88%, 07/01/22	280	281,400
5.00%, 08/15/22	559	568,894
5.00%, 03/15/23(f)	551	559,954
4.88%, 05/15/25	30	29,700
8.25%, 01/15/29(b)	108	115,560
Rattler Midstream LP, 5.63%, 07/15/25(b)	530	553,384
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)	580	626,400
Sabine Pass Liquefaction LLC 5.63%, 04/15/23(f)	10,510	11,397,385
5.75%, 05/15/24	2,575	2,905,494
5.88%, 06/30/26	1,481	1,734,943
SM Energy Co. 6.13%, 11/15/22	52	51,273
5.00%, 01/15/24	29	27,274
10.00%, 01/15/25(b)	1,870	2,103,750
Southwestern Energy Co. 4.10%, 03/15/22	550	550,000
6.45%, 01/23/25	214	229,713
7.50%, 04/01/26	40	42,321
Sunoco LP/Sunoco Finance Corp. 6.00%, 04/15/27	141	147,521
5.88%, 03/15/28	317	331,782
4.50%, 05/15/29(b)	135	134,494
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24(b)	188	190,820
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 5.88%, 04/15/26	669	700,359
5.38%, 02/01/27	5	5,185
6.50%, 07/15/27	228	247,763
5.00%, 01/15/28	869	904,846
6.88%, 01/15/29	921	1,014,666
5.50%, 03/01/30	836	877,800
TransCanada PipeLines Ltd., 4.88%, 05/15/48	4,000	4,732,083
Transcanada Trust, (3 mo. LIBOR US + 3.53%), 5.63%, 05/20/75(a)	2,755	2,920,300
Transocean, Inc., 11.50%, 01/30/27(b)	294	252,170
Vine Energy Holdings LLC, 6.75%, 04/15/29	1,150	1,150,000
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(b)	96	102,192
Viper Energy Partners LP, 5.38%, 11/01/27(b)	240	249,600
Western Midstream Operating LP 5.45%, 04/01/44	12	12,306

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP (continued) 5.30%, 03/01/48	$1,180	$1,184,177
5.50%, 08/15/48	61	60,031
6.50%, 02/01/50	1,448	1,565,650
Williams Cos., Inc. 3.70%, 01/15/23	2,245	2,347,558
4.55%, 06/24/24	527	580,780
8.75%, 03/15/32	2,478	3,633,971
5.10%, 09/15/45(f)	5,075	5,819,945
WPX Energy, Inc. 8.25%, 08/01/23	811	930,622
5.25%, 09/15/24	100	110,875
5.75%, 06/01/26	501	524,647
5.25%, 10/15/27	130	138,518
5.88%, 06/15/28	204	224,869
4.50%, 01/15/30	117	125,984

		233,854,597

Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28(b)	140	147,840

Pharmaceuticals — 4.5%
AbbVie, Inc. 5.00%, 12/15/21(f)	1,631	1,663,522
2.80%, 03/15/23	3,000	3,110,642
4.75%, 03/15/45(f)	5,485	6,544,865
4.70%, 05/14/45(f)	3,255	3,855,131
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)	1,137	1,261,359
Bausch Health Cos., Inc.(b) 9.00%, 12/15/25	1,014	1,101,681
5.75%, 08/15/27	326	350,857
7.00%, 01/15/28	536	581,855
5.00%, 01/30/28	37	37,463
5.00%, 02/15/29	1,134	1,126,204
6.25%, 02/15/29	1,122	1,192,642
7.25%, 05/30/29	1,242	1,386,382
5.25%, 01/30/30	173	173,900
5.25%, 02/15/31	633	629,974
CVS Health Corp.(f) 5.13%, 07/20/45	3,879	4,748,870
5.05%, 03/25/48	8,205	10,072,784
Elanco Animal Health, Inc., 5.90%, 08/28/28	353	400,214
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(b) 9.50%, 07/31/27	1,134	1,231,807
6.00%, 06/30/28	720	583,200
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(b)	983	991,601
Jaguar Holding Co. II/PPD Development LP(b) 4.63%, 06/15/25	861	898,281
5.00%, 06/15/28	1,361	1,417,481
Merck & Co., Inc., 6.50%, 12/01/33(f)	6,420	9,217,675
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)	394	421,580
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	3,021	3,204,224
Prestige Brands, Inc., 3.75%, 04/01/31(b)	318	303,293
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30(f)	8,270	7,970,528
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	200	219,940

		64,697,955

Producer Durables: Miscellaneous — 0.3%
Oracle Corp., 3.95%, 03/25/51	4,425	4,561,574

Security	Par (000)	Value

Real Estate Management & Development(b) — 0.5%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25	$183	$191,258
Greystar Real Estate Partners LLC, 5.75%, 12/01/25	360	369,900
Howard Hughes Corp. 5.38%, 08/01/28	762	801,052
4.13%, 02/01/29	321	313,848
4.38%, 02/01/31	351	343,761
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29	4,485	4,543,540
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29	222	218,948

		6,782,307

Road & Rail — 1.7%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.35%), 6.61%, 12/15/55(a)	6,125	7,018,074
CSX Corp., 3.80%, 04/15/50	770	817,056
Norfolk Southern Corp., 6.00%, 03/15/05(e)(f)	12,700	16,253,921

		24,089,051

Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc., 2.95%, 04/01/25	2,010	2,136,119
Broadcom, Inc. 4.70%, 04/15/25(f)	5,865	6,610,615
5.00%, 04/15/30(e)	10,970	12,502,688
Microchip Technology, Inc., 4.25%, 09/01/25(b)	2,061	2,153,225
NVIDIA Corp. 3.50%, 04/01/50(f)	2,785	2,941,532
3.70%, 04/01/60	1,760	1,893,344
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30(b)	1,755	1,853,197
ON Semiconductor Corp., 3.88%, 09/01/28(b)	728	748,857
QUALCOMM, Inc., 4.30%, 05/20/47(f)	3,500	4,120,357
Sensata Technologies BV(b) 5.63%, 11/01/24	695	771,450
5.00%, 10/01/25	572	632,060
4.00%, 04/15/29	433	440,807
Sensata Technologies, Inc., 4.38%, 02/15/30(b)	1,651	1,729,422

		38,533,673

Software — 1.4%
ANGI Group LLC, 3.88%, 08/15/28(b)	582	582,000
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)	859	844,062
Boxer Parent Co., Inc.(b) 7.13%, 10/02/25	850	911,625
9.13%, 03/01/26	336	357,665
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(b)	1,231	1,278,307
CDK Global, Inc. 5.88%, 06/15/26	378	390,285
4.88%, 06/01/27	457	477,451
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	147	143,722
MSCI, Inc.(b) 3.63%, 09/01/30	131	133,207
3.88%, 02/15/31	989	1,010,016
Open Text Corp., 3.88%, 02/15/28(b)	474	477,166
Open Text Holdings, Inc., 4.13%, 02/15/30(b)	901	913,335
Playtika Holding Corp., 4.25%, 03/15/29(b)	695	684,714
PTC, Inc.(b) 3.63%, 02/15/25	166	170,358
4.00%, 02/15/28	867	880,005
Rocket Software, Inc., 6.50%, 02/15/29(b)	1,141	1,151,269

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(b)	$1,831	$1,891,606
SS&C Technologies, Inc., 5.50%, 09/30/27(b)	4,171	4,442,324
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)	3,081	3,200,081

		19,939,198

Specialty Retail — 0.6%
Gap, Inc., 8.88%, 05/15/27(b)	350	408,625
L Brands, Inc. 6.88%, 07/01/25(b)	604	671,165
6.88%, 11/01/35	1,119	1,333,613
PetSmart, Inc./PetSmart Finance Corp.(b) 4.75%, 02/15/28	731	747,601
7.75%, 02/15/29	3,203	3,467,087
Staples, Inc., 7.50%, 04/15/26(b)	1,612	1,700,257

		8,328,348

Technology Hardware, Storage & Peripherals(b) — 0.5%
Dell International LLC/EMC Corp. 5.88%, 06/15/21	180	180,225
7.13%, 06/15/24	1,233	1,269,219
5.85%, 07/15/25	2,395	2,792,074
8.35%, 07/15/46	2,355	3,582,881

		7,824,399

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 5.38%, 05/15/25(b)	117	123,801
Levi Strauss & Co. 5.00%, 05/01/25	54	55,052
3.50%, 03/01/31(b)	236	227,740
William Carter Co., 5.63%, 03/15/27(b)	365	385,531

		792,124

Thrifts & Mortgage Finance — 0.2%
Home Point Capital, Inc., 5.00%, 02/01/26(b)	614	607,860
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 5.25%, 10/01/25(b)	268	268,000
MGIC Investment Corp., 5.25%, 08/15/28	337	350,059
Nationstar Mortgage Holdings, Inc.(b) 6.00%, 01/15/27	794	823,775
5.50%, 08/15/28	565	567,288
5.13%, 12/15/30	303	298,834
PennyMac Financial Services, Inc., 4.25%, 02/15/29(b) .	108	103,275

		3,019,091

Tobacco — 2.0%
Altria Group, Inc., 10.20%, 02/06/39(f)	13,392	22,353,784
BAT Capital Corp., 4.54%, 08/15/47	3,000	3,020,663
Reynolds American, Inc., 5.85%, 08/15/45	2,335	2,752,323

		28,126,770

Transportation Infrastructure — 0.5%
FedEx Corp., 5.25%, 05/15/50(e)	6,000	7,686,236

Utilities(b) — 0.3%
Midland Cogeneration Venture LP, 5.25%, 03/15/25(f)	2,232	2,238,843
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28	1,087	1,104,664
Vistra Operations Co. LLC, 5.63%, 02/15/27	812	843,976

		4,187,483

Wireless Telecommunication Services — 3.5%
Altice France SA(b) 7.38%, 05/01/26(f)	6,371	6,626,477
8.13%, 02/01/27	1,112	1,218,863

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Altice France SA(b) (continued) 5.50%, 01/15/28	$2,001	$2,050,505
5.13%, 01/15/29	338	342,225
American Tower Corp., 3.60%, 01/15/28	4,000	4,318,987
Crown Castle International Corp. 3.65%, 09/01/27(f)	8,000	8,717,884
4.15%, 07/01/50	820	880,550
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24(b)	635	655,439
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(b)	401	422,053
SBA Communications Corp. 4.88%, 09/01/24	1,938	1,990,074
3.88%, 02/15/27	2,781	2,842,738
Sprint Corp. 7.88%, 09/15/23	421	481,203
7.13%, 06/15/24	796	916,395
7.63%, 03/01/26	1,196	1,464,741
T-Mobile USA, Inc. 4.50%, 02/01/26	538	550,441
4.75%, 02/01/28	913	970,763
3.88%, 04/15/30(b)	2,925	3,174,678
2.88%, 02/15/31	726	701,679
3.50%, 04/15/31	697	702,228
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)	1,355	1,338,062
VICI Properties LP/VICI Note Co., Inc.(b) 3.50%, 02/15/25	946	963,146
4.25%, 12/01/26	2,963	3,031,401
3.75%, 02/15/27	1,004	1,004,000
4.63%, 12/01/29	1,298	1,346,493
4.13%, 08/15/30	2,948	2,973,648
VTR Comunicaciones SpA, 5.13%, 01/15/28(b)	403	420,581

		50,105,254

Total Corporate Bonds — 111.3% (Cost: $1,435,789,376)		1,585,553,715

Floating Rate Loan Interests(a)(j)

Oil, Gas & Consumable Fuels — 0.1%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien
Term Loan, 11/01/25	784	866,320

Total Floating Rate Loan Interests — 0.1% (Cost: $784,000)		866,320

Foreign Agency Obligations

Brazil — 0.4%
Brazilian Government International Bond, 5.00%, 01/27/45	6,525	6,188,555

Colombia — 0.3%
Colombia Government International Bond, 5.63%, 02/26/44	4,000	4,535,000

Indonesia — 0.4%
Indonesia Government International Bond, 5.88%, 01/15/24(b)	4,400	4,969,250

14

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico — 0.4%
Mexico Government International Bond, 4.75%, 03/08/44(f)	$5,800	$6,073,687

Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50	3,500	4,330,156

Total Foreign Agency Obligations — 1.8% (Cost: $23,634,711)		26,096,648

Municipal Bonds

New York — 0.9%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31.	10,000	12,547,100

Total Municipal Bonds — 0.9% (Cost: $4,421,923)		12,547,100

Preferred Securities

Capital Trusts — 15.8%

Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(a)(g)	2,565	2,770,200

Banks(a)(g) — 3.7%
CIT Group, Inc., Series A, 5.80%	3,000	3,101,250
HSBC Capital Funding Dollar 1 LP, 10.18%(b)(f)	11,835	19,415,317
Huntington Bancshares, Inc., Series F, 5.63%	6,450	7,169,175
Macquarie Bank Ltd., 6.13%(b)	1,885	2,027,940
Nordea Bank Abp, 6.13%(b)	5,540	6,024,861
US Bancorp, Series J, 5.30%(f)	10,415	11,422,651
Wells Fargo & Co.
Series S, 5.90%	281	298,633
Series U, 5.88%	2,655	2,923,155

		52,382,982

Capital Markets — 0.0%
State Street Corp., Series F, 3.78%(a)(g)	618	619,700

Consumer Finance(a)(g) — 0.7%
American Express Co., Series C, 3.47%	4,510	4,469,239
Capital One Financial Corp., Series E, 3.99%	5,000	4,975,000

		9,444,239

Diversified Financial Services — 8.5%
Bank of America Corp., Series AA, 6.10%(a)(g)	8,630	9,579,300
Bank of America Corp., Series U, 5.20%(a)(f)(g)	5,785	6,045,325
Barclays PLC, 8.00%(a)(g)	4,500	4,995,000
BNP Paribas SA(a)(b)(f)(g) 7.20%	5,000	5,362,500
6.75%	5,000	5,198,950
BNP Paribas SA, 7.38%(a)(b)(g)	4,535	5,260,600
Citigroup, Inc.(a)(g) 5.90%	2,210	2,336,014
Series Q, 4.29%	5,465	5,466,640
Credit Agricole SA, 8.13%(a)(b)(g)	5,000	6,025,000
Credit Suisse Group AG, 6.25%(a)(b)(f)(g)	7,255	7,717,303
Credit Suisse Group AG, 7.50%(a)(b)(g)	1,865	1,971,976
HSBC Holdings PLC, 6.50%(a)(g)	2,615	2,932,069
JPMorgan Chase & Co., 8.75%, 09/01/30	2,000	2,954,506

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co.(a)(g)
Series I, 3.68%	$2,542	$2,537,552
Series Q, 5.15%	4,000	4,137,600
JPMorgan Chase & Co.(a)(f)(g)
Series R, 6.00%	7,408	7,765,310
Series S, 6.75%	9,775	10,703,625
Lloyds Banking Group PLC, 7.50%(a)(g)	8,285	9,465,612
Morgan Stanley, Series H, 3.85%(a)(g)	4,587	4,593,857
Natwest Group PLC, 8.00%(a)(g)	970	1,137,325
Natwest Group PLC, 8.63%(a)(f)(g)	5,135	5,256,956
Societe Generale SA, 7.38%(a)(b)(g)	1,980	2,022,570
UBS Group AG, 7.00%(a)(b)(f)(g)	7,500	8,237,925

		121,703,515

Electric Utilities — 0.6%
PPL Capital Funding, Inc., Series A, 2.86%, 03/30/67(a)(e)	8,300	7,778,760

Insurance — 1.5%
ACE Capital Trust II, 9.70%, 04/01/30(f)	7,000	10,588,624
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 04/01/27	5,000	5,069,690
MetLife, Inc., 6.40%, 12/15/36	5,000	6,275,236

		21,933,550

Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, 2.97%, 06/01/67(a)	2,500	2,175,000

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC, 7.00%, 04/04/79(a)	4,745	5,722,352

Total Capital Trusts — 15.8%		224,530,298

	Shares

Preferred Stocks — 3.1%

Banks(g) — 2.0%
Citigroup, Inc., Series K, 6.88%	488,320	13,838,989
Wells Fargo & Co., Series Q, 5.85%	550,500	14,753,400

		28,592,389

Capital Markets(g) — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50%(a)	162,450	4,389,399
State Street Corp., Series D, 5.90%	220,495	6,206,934

		10,596,333

Equity Real Estate Investment Trusts (REITs) — 0.1%
Vornado Realty Trust, Series K, 5.70%(g)	50,000	1,262,000

Technology Hardware, Storage & Peripherals — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $3,526,645)(c)(d)	32,185	4,231,600

Total Preferred Stocks — 3.1%		44,682,322

Total Preferred Securities — 18.9% (Cost: $246,326,095)		269,212,620

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

Oil, Gas & Consumable Fuels — 0.1%
SM Energy Co. (Expires 06/30/23)(k)	29,074	$475,651

Total Warrants — 0.1% (Cost: $124,727)		475,651

Total Long-Term Investments — 139.7%

(Cost: $1,805,295,757)		1,989,170,324

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(l)(m)	1,716,926	1,716,926

Total Short-Term Securities — 0.1% (Cost: $1,716,926)		1,716,926

Options Purchased — 0.2% (Cost: $6,003,988)		2,670,097

Total Investments Before Options Written — 140.0% (Cost: $1,813,016,671)		1,993,557,347

Options Written — (0.0)% (Premiums Received: $(1,119,075))		(262,532)

Total Investments, Net of Options Written — 140.0% (Cost: $1,811,897,596)		1,993,294,815

Liabilities in Excess of Other Assets — (40.0)%		(569,062,271)

Net Assets — 100.0%		$1,424,232,544

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,632,695, representing 0.33% of its net assets as of period end, and an original cost of $3,668,674.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	When-issued security.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Non-income producing security.
(l)	Affiliate of the Trust.
(m)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$24,122,699	$—	$(22,405,773	)(a)	$—	$—	$1,716,926	1,716,926	$1,116	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.55	%(b)	06/26/20	Open		$4,436,606	$4,455,246	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/26/20	Open		5,390,437	5,413,085	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/26/20	Open		5,677,031	5,700,883	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		6,912,500	6,952,487	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	08/11/20	Open		6,392,850	6,415,607	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.25	(b)	09/02/20	Open		436,668	437,307	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/15/20	Open		2,709,180	2,721,781	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	09/18/20	Open		14,728,984	14,776,853	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/21/20	Open		972,500	975,080	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/21/20	Open		4,888,325	4,901,293	Capital Trusts	Open/Demand

16

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Capital, Inc.	0.50	%(b)	09/21/20	Open		$6,442,500	$6,459,590	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		1,184,553	1,189,580	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.40	(b)	09/25/20	Open		9,805,947	9,826,104	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		1,656,890	1,662,424	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		3,955,000	3,968,211	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		3,536,633	3,548,446	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		4,793,349	4,809,360	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open		3,503,908	3,516,152	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		2,375,419	2,383,964	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/25/20	Open		1,105,256	1,109,516	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.43	(b)	09/28/20	Open		1,111,250	1,113,692	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		551,400	552,668	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		5,943,750	5,957,421	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		3,140,625	3,147,848	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		3,891,194	3,900,143	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		8,620,000	8,639,826	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		533,900	535,674	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		4,095,000	4,108,604	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		2,019,795	2,026,505	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		4,826,900	4,842,936	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/29/20	Open		20,416,094	20,462,796	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/29/20	Open		3,425,500	3,433,336	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		3,005,200	3,018,185	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		8,708,400	8,746,028	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		2,947,388	2,960,123	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		10,542,400	10,587,952	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		9,160,200	9,199,780	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		2,806,040	2,818,164	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		2,715,436	2,727,169	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/30/20	Open		1,418,886	1,424,266	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	10/29/20	Open		2,862,500	2,867,605	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	10/29/20	Open		7,081,250	7,094,793	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	10/29/20	Open		6,971,250	6,984,582	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	10/29/20	Open		2,290,000	2,294,380	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	10/29/20	Open		2,190,000	2,194,188	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open		3,559,350	3,572,208	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open		4,725,000	4,742,069	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95	(b)	10/29/20	Open		10,365,487	10,407,338	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95	(b)	10/29/20	Open		3,370,208	3,383,815	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95	(b)	10/29/20	Open		9,626,250	9,665,116	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	11/19/20	Open		5,305,290	5,318,030	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	11/19/20	Open		1,604,496	1,607,164	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	11/27/20	Open		15,340,185	15,373,976	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	12/10/20	Open		7,463,437	7,472,642	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	12/10/20	Open		4,256,175	4,261,424	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	12/14/20	Open		9,948,750	9,962,056	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.40	(b)	12/30/20	Open		5,104,688	5,109,906	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	12/30/20	Open		6,091,817	6,098,822	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	01/21/21	Open		487,860	488,327	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open		7,939,200	7,946,048	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open		7,373,150	7,379,509	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open		21,561,120	21,579,716	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	01/22/21	Open		9,567,281	9,574,297	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		17,205,131	17,227,211	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		7,560,000	7,569,702	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.80	(b)	01/22/21	Open		1,853,930	1,856,649	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		10,590,000	10,597,987	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		7,995,000	8,001,030	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		5,536,125	5,540,300	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		5,900,000	5,904,450	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		4,011,894	4,014,919	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		7,522,500	7,528,173	Corporate Bonds	Open/Demand

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
RBC Capital Markets LLC	0.38	%(b)	01/22/21	Open		$16,545,000	$16,557,478	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		6,445,000	6,449,861	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		848,379	849,019	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		10,174,200	10,181,873	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		3,613,500	3,616,225	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		9,439,312	9,446,431	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		9,333,075	9,340,114	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		8,560,000	8,566,456	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		16,215,000	16,227,229	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open		8,983,781	8,990,556	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open		15,425,000	15,446,544	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/05/21	Open		6,620,900	6,624,725	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/08/21	Open		10,128,587	10,134,327	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/08/21	Open		5,075,000	5,077,876	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/08/21	Open		4,806,250	4,808,974	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/08/21	Open		5,220,906	5,223,865	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/08/21	Open		3,995,000	3,997,264	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/08/21	Open		6,116,577	6,120,044	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open		1,877,845	1,879,707	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open		2,118,750	2,120,851	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/26/21	Open		5,700,000	5,703,768	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	03/02/21	Open		600,401	600,926	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open		6,600,000	6,603,080	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open		4,525,000	4,527,112	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open		4,275,000	4,276,995	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open		6,429,744	6,432,744	Capital Trusts	Open/Demand
J.P. Morgan Securities LLC	0.75	(b)	03/19/21	Open		580,520	592,019	Corporate Bonds	Open/Demand

						$594,295,945	$595,440,580

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Bond	98	06/21/21	$17,759	$(932,898)

Short Contracts
10-Year U.S. Treasury Note.	1,752	06/21/21	229,403	4,441,750
10-Year U.S. Ultra Long Treasury Note	68	06/21/21	9,771	347,783
Long U.S. Treasury Bond	107	06/21/21	16,542	742,961
5-Year U.S. Treasury Note	133	06/30/21	16,412	203,612

				5,736,106

				$4,803,208

18

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alps Alerian MLP ETF	8,402	04/16/21	USD	31.00	USD	26,046	$449,507
Euro Stoxx Banks	10,206	04/16/21	EUR	92.50	EUR	555	374,018
iShares Russell 2000 ETF	5,559	04/16/21	USD	240.00	USD	133,416	122,298
iShares Russell 2000 ETF	2,794	04/16/21	USD	225.00	USD	62,865	821,436
10-Year U.S. Treasury Note	1,539	04/23/21	USD	134.00	USD	206,226	72,141

							$1,839,400

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value
Put
30-Year Interest Rate Swap, 08/15/51	2.50%	Semi-Annual	3-Month USD, LIBOR, 0.19%	Quarterly	JPMorgan Chase Bank N.A.	08/13/21	2.50%	USD	40,000	$830,697

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alps Alerian MLP ETF	2,736	04/16/21	USD	34.00	USD	9,302	$(21,888)
Euro Stoxx Banks	10,206	04/16/21	EUR	100.00	EUR	600	(44,882)
iShares Russell 2000 ETF	5,559	04/16/21	USD	255.00	USD	141,755	(22,236)
iShares Russell 2000 ETF	2,794	04/16/21	USD	235.00	USD	65,659	(149,479)
10-Year U.S. Treasury Note	1,539	04/23/21	USD	135.50	USD	208,534	(24,047)

							$(262,532)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Prudential Financial, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/21	USD	1,920	$(4,495)	$1,277	$(5,772)
Prudential Financial, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/21	USD	1,155	(2,704)	817	(3,521)
Prudential Financial, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/21	USD	9,500	(22,244)	5,525	(27,769)

							$(29,443)	$7,619	$(37,062)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$92,449,121	$1,568,054	$94,017,175
Common Stocks.	—	401,095	—	401,095
Corporate Bonds	—	1,583,772,929	1,780,786	1,585,553,715
Floating Rate Loan Interests	—	866,320	—	866,320
Foreign Agency Obligations	—	26,096,648	—	26,096,648
Municipal Bonds	—	12,547,100	—	12,547,100
Preferred Securities
Capital Trusts	—	224,530,298	—	224,530,298
Preferred Stocks	40,450,722	—	4,231,600	44,682,322
Warrants	—	475,651	—	475,651
Short-Term Securities
Money Market Funds	1,716,926	—	—	1,716,926
Options Purchased
Equity Contracts	1,767,259	—	—	1,767,259
Interest Rate Contracts	72,141	830,697	—	902,838

	$44,007,048	$1,941,969,859	$7,580,440	$1,993,557,347

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$5,736,106	$—	$—	$5,736,106
Liabilities
Credit Contracts	—	(37,062)	—	(37,062)
Equity Contracts	(238,485)	—	—	(238,485)
Interest Rate Contracts	(956,945)	—	—	(956,945)

	$4,540,676	$(37,062)	$—	$4,503,614

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $595,440,580 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation		Portfolio Abbreviation (continued)

EUR	Euro	MSCI	Morgan Stanley Capital International

USD	United States Dollar	PIK	Payment-in-Kind

		RB	Revenue Bond

		REIT	Real Estate Investment Trust

		SOFR	Secured Overnight Financing Rate

Portfolio Abbreviation

BAB	Build America Bond

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

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